Investments in Unconsolidated Affiliates (Table) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Revenue	$ 4,925	$ 4,695	$ 4,492
Operating income	1,071	1,197	863
Net income	577	699	$ 491
Current assets	889	1,028
Property, plant and equipment, net	10,520	10,778
Other assets	2,687	2,664
Total assets	14,096	14,470
Current liabilities	1,983	1,039
Non-current liabilities	7,359	8,139
Equity	4,754	5,292
Total liabilities and equity	$ 14,096	$ 14,470